Loans, Net (Tables)	12 Months Ended
Dec. 31, 2023
Loans, Net [Abstract]
Schedule of the Effective Date, Management by Assistance of Third-Party	Pursuant to the above, at the Effective Date, management by assistance of third-party appraiser allocated the IBI Loan to identified components as follows:
As of Closing Date

Derivative warrant liability (see Note 8 below)	$88
Straight loan	812
Total gross consideration	$900

Schedule of the Reconciliation of the Carrying Amount	The following tabular presentation reflects the reconciliation of the carrying amount of the Company’s loans during the years ended December 31, 2023, 2022 and 2021:
	Year ended December 31,
	2023	2022	2021

Opening balance	$717	$508	$1,069
Consideration received from PPP Note	-	-	54
Net consideration allocated to IBI Loan	-	887	-
Recognition of fair value of derivative warrant liability	-	(88)	-
PPP Note forgiveness	-	-	(129)
Amortization of discount relating to straight loan	31	14	14
Accrued interest expenses relating to straight loan	129	77	5
Repayment of accrued interest relating to straight loan	(129)	(77)	(45)
Repayment of Facility Fee relating to straight loan	-	(10)	(40)
Repayment of principal relating to straight loans	(236)	(582)	(500)
Derecognition due to extinguishment of original straight loan	-	-	(672)
Recognition subsequent to substantial modification of terms	-	-	712
Exchange rate differences	(12)	(12)	-
Closing balance	$500	$717	$508

Schedule of Maturity Dates of Outstanding Loans	Maturity dates of outstanding loans:
	As of December 31,
	2023	2022

First year (current maturities)	$330	$330
Second year	170	201
Third year	-	186
Closing balance	$500	$717